[USAA(R) logo appears here.]






                    USAA MONEY
                            MARKET Fund




                         [Image appears here.]







              Annual Report

--------------------------------------------------------------------------------

              July 31, 2001

Table of CONTENTS
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      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      SHAREHOLDER VOTING RESULTS                                      14

      FINANCIAL INFORMATION

         Independent Auditors' Report                                 17

         Portfolio of Investments                                     18

         Notes to Portfolio of Investments                            31

         Statement of Assets and Liabilities                          33

         Statement of Operations                                      34

         Statements of Changes in Net Assets                          35

         Notes to Financial Statements                                36

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                    MONEY MARKET                  INDEX
--------------------------------------------------------------------------------
    Aggressive Growth              Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                              Tax Exempt Money Market     Global Titans Index
     Capital Growth
                            Treasury Money Market Trust    Nasdaq-100 Index
    Emerging Markets
                                State Money Market           S&P 500 Index
   First Start Growth

         Gold                  -------------------------------------------------
(ON OCTOBER 1, 2001, THE            TAXABLE BOND             ASSET ALLOCATION
FUND'S NAME WILL BE CHANGED TO -------------------------------------------------
PRECIOUS METALS AND MINERALS.)       GNMA Trust             Balanced Strategy

         Growth                High-Yield Opportunities    Cornerstone Strategy

     Growth & Income                   Income            Growth and Tax Strategy

      Income Stock              Intermediate-Term Bond        Growth Strategy

      International                 Short-Term Bond           Income Strategy

  Science & Technology
                               -------------------------
    Small Cap Stock                 TAX-EXEMPT BOND
                               -------------------------
         Value                         Long-Term

   World Growth Fund               Intermediate-Term

                                      Short-Term

                                   State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA MONEY MARKET FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus appears here.]                    "

                                              WE AT USAA INVESTMENTS

                                        ARE WATCHING ECONOMIC INDICATORS

                                          CLOSELY FOR POSITIVE CHANGES

                                                 IN THE ECONOMY.

                                                       "

--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------

               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS 0RDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA MONEY MARKET FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
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               Invests  principally in  high-quality,  U.S.  dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                             7/31/01              7/31/00
--------------------------------------------------------------------------------
 Net Assets                             $3,867.8 Million      $3,427.8 Million
 Net Asset Value Per Share                    $1.00                $1.00


--------------------------------------------------------------------------------
           Average Annual Total Returns and 7-Day Yield as of 7/31/01
--------------------------------------------------------------------------------
      1 YEAR              5 YEARS             10 YEARS           7-DAY YIELD
      5.54%                5.38%               4.89%                3.58%


               TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA Money Market Fund to the iMoneyNet, Inc. Money Fund Averages(TM)/First Tier for the period 07/25/2000 through 07/31/2001. The data points from the graph are as follows:

                                    USAA MONEY                IMONEYNET
                                    MARKET FUND                AVERAGE
                                    -----------               ---------
               07/25/00                6.25%                    5.90%
               08/29/00                6.26%                    5.91%
               09/26/00                6.27%                    5.91%
               10/31/00                6.25%                    5.91%
               11/28/00                6.29%                    5.91%
               12/26/00                6.37%                    5.89%
               01/30/01                5.82%                    5.47%
               02/27/01                5.53%                    5.02%
               03/27/01                5.06%                    4.60%
               04/24/01                4.82%                    4.30%
               05/29/01                4.19%                    3.72%
               06/26/01                3.86%                    3.46%
               07/31/01                3.58%                    3.18%

               DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 07/31/01.


               The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio Manager,
Pamela Bledsoe Noble, CFA, appears here.]


--------------------------------------------------------------------------------

HOW DID THE USAA MONEY MARKET FUND PERFORM?

               Since our last annual report, the seven-day yield on your USAA Money Market Fund has decreased from 6.25% on July 31, 2000, to 3.58% on July 31, 2001. The decrease in yield has been driven in large part by six short-term interest rate cuts made by the Federal Reserve Board (the Fed) from the beginning of this year to the end of the period.

               According to iMoneyNet, Inc., the USAA Money Market Fund was ranked 32 out of 296 money market funds for the year ended July 31, 2001. The total return for the USAA Money Market Fund was 5.54%, compared to an average of 5.14% for all money market funds ranked by iMoneyNet. Past performance is no guarantee of future results.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE IMONEYNET, INC. DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THIS PERIOD?

               The U.S. economy began to slow in the latter half of 2000, then teetered on the edge of a recession during the first half of 2001. The economic slowdown prompted the Fed to initiate a series of six reductions in the target federal funds rate. As a result, the rate decreased from 6.5% at the beginning of the year to 3.75% at the end of the period. Fed actions are estimated to take six months to 12 months to flow through the domestic economy.

               By mid-July, signs indicated the economy may be transitioning out of the slowdown and into a period of slow growth. Gross domestic product (GDP) growth for the year has been revised from a range of 2%-2.5% down to 1.25%-2%, according to Fed governors and district presidents. Although most experts expected an economic rebound in the second half of 2001, many are now calling for the recovery to begin in the fourth quarter and really hit its stride in 2002.

               The Fed reduced short-term rates by another 0.25% in August (after the period's end) and has indicated that it is prepared to ease rates further if economic conditions warrant. In any event, the Fed is nearing the end of the easing cycle. However, until the markets have clearer evidence of an increase in economic growth, short-term interest rates are likely to remain at current levels. Once economic statistics indicate that a recovery is indeed under way, the yield curve may steepen and provide for higher reinvestment rates on money market instruments.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT WERE YOUR STRATEGIES FOR INVESTING DURING THE PERIOD?

               During a period of declining interest rates, the Fund would typically own a large percentage of fixed-rate securities to lock in at higher rates. During the current easing cycle, however, the market's expectations of continued rate cuts inverted the yield curve, which means that short-term rates were higher than one-year rates. In this environment, the Fund performed well by increasing its holdings of variable-rate products. Variable-rate demand notes (VRDNs) generally have interest rates that are reset weekly and include a demand feature providing the owner the option to sell the bond back to the issuer at par value with a notice of seven days or less. Another type of variable-rate product includes notes with interest rates that reset monthly or quarterly based on an index. Both of these types compared favorably to fixed-rate instruments during the reporting period.


WHAT IS THE OUTLOOK?

               The Fed lowered rates in August by an additional 0.25% based on economic statistics that are still mixed and do not show clear signs of a recovery. Further rate cuts will depend on the speed of the recovery but should be limited to 0.25% increments. We expect the economy to reflect the impact of the Fed's previous rate reductions as we move toward calendar year-end. Short-term rates should remain low until economic growth stabilizes.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS



                                  PORTFOLIO MIX
                                    7/31/01

A pie chart is shown here depicting the Portfolio Mix as of July 31, 2001 of the USAA Money Market Fund to be:

Bonds/Notes - 37.9%; Commercial Paper - 30.0%; Variable-Rate Demand Notes - 27.7%; and Certificates of Deposit - 4.0%.


     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-30.

 ...CONTINUED
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                        CUMULATIVE PERFORMANCE OF $10,000

A chart  in the  form of a line  graph  appears  here,  illustrating  a  $10,000 hypothetical investment in the USAA Money Market Fund for the period of 07/31/1991 through 07/31/2001. The data points from the graph are as follows:

                              USAA MONEY
                              MARKET FUND
                              -----------

               07/31/91        $10,000
               01/31/92         10,268
               07/31/92         10,471
               01/31/93         10,643
               07/31/93         10,803
               01/31/94         10,962
               07/31/94         11,154
               01/31/95         11,436
               07/31/95         11,766
               01/31/96         12,097
               07/31/96         12,402
               01/31/97         12,724
               07/31/97         13,057
               01/31/98         13,412
               07/31/98         13,769
               01/31/99         14,120
               07/31/99         14,450
               01/31/00         14,834
               07/30/00         15,273
               01/31/01         15,758
               07/31/01         16,119

               DATA FROM 7/31/91 THROUGH 7/31/01.


               The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

14

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2E and Proposal 4 are for the USAA Money Market Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                    VOTES
               DIRECTORS                     VOTES FOR              WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis               2,715,058,284          40,108,336

               Christopher W. Claus          2,715,058,925          40,107,695

               David G. Peebles              2,715,058,926          40,107,694

               Michael F. Reimherr           2,715,058,891          40,107,729

               Richard A. Zucker             2,715,058,603          40,108,017

               Barbara B. Dreeben            2,715,058,252          40,108,368

               Robert L. Mason, Ph.D.        2,715,058,603          40,108,017

               Laura T. Starks, Ph.D.        2,715,058,582          40,108,038

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                2,045,633,467   147,349,829    42,879,363         537,245


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                2,072,289,736   127,248,444    36,324,480         537,244


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                2,040,558,863   148,475,579    46,828,218         537,244

16

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                1,983,205,073   218,255,084    34,402,502         537,245


PROPOSAL 2E
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of real estate.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                2,030,794,756   169,770,055    35,297,849         537,244


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                2,101,267,625   92,067,289     42,527,746         537,244

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA MONEY MARKET FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            KPMG LLP


               San Antonio, Texas
               September 7, 2001

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA MONEY MARKET FUND
July 31, 2001


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of bonds and notes. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

          ADJUSTABLE-RATE NOTES - are similar to VRDNs in that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA MONEY MARKET FUND
July 31, 2001


PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

          CD        Certificate of Deposit

          COP       Certificate of Participation

          CP        Commercial Paper

          IDA       Industrial Development Authority/Agency

          IDB       Industrial Development Board

          MTN       Medium-Term Note

          RB        Revenue Bond



          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.

          (LOC)     Enhanced by a bank letter of credit.

          (NBGA)    Enhanced by a non-bank guarantee agreement.

          (LIQ)     Enhanced by a bank liquidity agreement.

          (INS)     Scheduled principal and interest payments are insured by:

                    (1) MBIA

                    (2) AMBAC

20

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001


PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (38.9%)

            ASSET-BACKED SECURITIES
  $20,542   Lockhart Funding, L.L.C., CP a,b     4.30%     8/02/2001  $   20,539
   12,628   Lockhart Funding, L.L.C., CP a,b     4.77      8/03/2001      12,625
   12,000   Lockhart Funding, L.L.C., CP a,b     4.03      8/31/2001      11,960
   36,000   Lockhart Funding, L.L.C., CP a,b     3.76     10/18/2001      35,707
   20,000   Lockhart Funding, L.L.C., CP a,b     3.70     10/22/2001      19,831
   44,264   MLMI Resecuritization Pass-Through
              Certificates, Series 2000 WM1      6.68     11/27/2001      44,264
   35,000   Sunbelt Funding Corp., CP a,b        4.04      8/15/2001      34,945
   21,836   Sunbelt Funding Corp., CP a,b        3.78      8/24/2001      21,783
   50,000   Sunbelt Funding Corp., CP a,b        3.94     11/02/2001      49,491
--------------------------------------------------------------------------------
                                                                         251,145
--------------------------------------------------------------------------------

            BANKS - MAJOR REGIONAL
   30,000   Household Bank F.S.B., Notes         3.63     10/23/2001      30,000
   33,167   Long Lane Master Trust IV, CP a,b,c  4.04      8/13/2001      33,122
   27,639   Long Lane Master Trust IV, CP a,b,c  3.92      8/23/2001      27,573
   14,992   Long Lane Master Trust IV, CP a,b,c  3.62      9/26/2001      14,908
   15,000   Long Lane Master Trust IV, CP a,b,c  3.72     10/09/2001      14,893
   25,000   Mercantile Safe Deposit & Trust, CD  7.10      8/01/2001      25,000
   20,000   Mercantile Safe Deposit & Trust, CD  6.54     10/01/2001      19,992
   18,000   Mercantile Safe Deposit & Trust, CD  7.22      1/25/2002      18,164
   25,000   Washington Mutual Bank, Notes        4.22      5/15/2002      24,985
   40,000   Zions First National Bank, CD        3.70     10/19/2001      40,000
--------------------------------------------------------------------------------
                                                                         248,637
--------------------------------------------------------------------------------

            BANKS - MONEY CENTER
   24,000   Associates Corp. of North America,
              Senior Notes                       6.75      8/01/2001      24,000
   25,000   Bank of America Corp., N.A., CD      5.46      9/06/2001      25,000
   15,000   Bank of America Corp., N.A., Notes   6.69      9/20/2001      15,022
   25,000   Deutsche Bank AG, Yankee CD          6.78      9/11/2001      24,999
   20,000   Macquarie Bank Ltd., CP              4.00      8/06/2001      19,989
   20,000   Macquarie Bank Ltd., CP              3.65     10/18/2001      19,842
--------------------------------------------------------------------------------
                                                                         128,852
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2001


PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            ELECTRIC UTILITIES
  $10,000   Northern States Power-Minnesota, CP  3.82%     8/07/2001  $    9,994
   17,330   Northern States Power-Minnesota, CP  3.90      8/13/2001      17,307
   19,000   Northern States Power-Minnesota, CP  3.90      8/24/2001      18,953
   10,000   Northern States Power-Minnesota, CP  3.95      9/17/2001       9,948
--------------------------------------------------------------------------------
                                                                          56,202
--------------------------------------------------------------------------------

            ELECTRIC/GAS UTILITIES - MUNICIPAL
   39,465   Nebraska Public Power District, CP   3.94      8/06/2001      39,465
   10,000   Nebraska Public Power District, CP   4.18      8/13/2001      10,000
--------------------------------------------------------------------------------
                                                                          49,465
--------------------------------------------------------------------------------

            FINANCE - CONSUMER
   30,000   Countrywide Home Loans, MTN          4.56      5/07/2002      30,000
   61,085   Homeside Lending, Inc., MTN          3.76      8/23/2001      60,945
--------------------------------------------------------------------------------
                                                                          90,945
--------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED
   33,700   AT&T Capital Corp., MTN, Series G    7.11      9/13/2001      33,793
    7,100   General Electric Capital Corp., CP   3.90      8/01/2001       7,100
   28,323   General Electric Capital Corp., CP   3.63      9/21/2001      28,177
--------------------------------------------------------------------------------
                                                                          69,070
--------------------------------------------------------------------------------

            HEALTH CARE - DIVERSIFIED
   35,000   American Home Products Corp., CP a,b 3.78      8/17/2001      34,941
   25,000   American Home Products Corp., CP a,b 3.76      8/28/2001      24,930
   40,000   American Home Products Corp., CP a,b 3.76      9/10/2001      39,833
--------------------------------------------------------------------------------
                                                                          99,704
--------------------------------------------------------------------------------

            HEALTH CARE - HMOS
   14,681   Trigon Healthcare, Inc., CP a,b      3.78      8/02/2001      14,679
   35,344   Trigon Healthcare, Inc., CP a,b      3.67      8/03/2001      35,337
   16,286   Trigon Healthcare, Inc., CP a,b      3.77      8/20/2001      16,253
   25,000   Trigon Healthcare, Inc., CP a,b      3.77      8/21/2001      24,948
   30,000   UnitedHealth Group, Inc., CP a,b     3.78      8/09/2001      29,975
   25,000   UnitedHealth Group, Inc., CP a,b     3.77      8/16/2001      24,961
   21,000   UnitedHealth Group, Inc., CP a,b     3.75      8/17/2001      20,965
   15,000   UnitedHealth Group, Inc., CP a,b     3.71      9/14/2001      14,932
--------------------------------------------------------------------------------
                                                                         182,050
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001


PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            INSURANCE BROKERS
  $20,000   Aon Corp., CP                        3.97%     8/17/2001  $   19,965
   15,000   Aon Corp., CP                        3.95      8/21/2001      14,967
   16,000   Aon Corp., CP                        3.95      8/22/2001      15,963
   30,000   Aon Corp., CP                        3.85      9/17/2001      29,849
--------------------------------------------------------------------------------
                                                                          80,744
--------------------------------------------------------------------------------

            MANUFACTURING - DIVERSIFIED INDUSTRIES
   25,000   Tyco International Group SA, CP a,b  3.83      8/28/2001      24,928
   27,000   Tyco International Group SA, CP a,b  3.77      8/29/2001      26,921
   30,000   Tyco International Group SA, CP a,b  3.83      9/12/2001      29,866
   20,000   Tyco International Group SA, CP a,b  3.84      9/26/2001      19,880
--------------------------------------------------------------------------------
                                                                         101,595
--------------------------------------------------------------------------------

            NATURAL GAS UTILITIES
   50,000   Duke Capital Corp., CP a,b           3.76      8/10/2001      49,953
--------------------------------------------------------------------------------

            PHOTOGRAPHY - IMAGING
   15,000   Eastman Kodak Co., MTN               6.50      8/15/2001      15,006
--------------------------------------------------------------------------------

            SERVICES - COMPUTER SYSTEMS
   40,000   Computer Sciences Corp., CP a,b      3.75      8/16/2001      39,937
   40,000   Computer Sciences Corp., CP a,b      3.81      9/07/2001      39,844
--------------------------------------------------------------------------------
                                                                          79,781
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,503,149)            1,503,149
--------------------------------------------------------------------------------

            PUT BONDS (8.1%)

            ELECTRIC UTILITIES
   65,000   IDB of Columbia, AL, RB, Series
              1997 b                             3.88     11/01/2021      65,000
--------------------------------------------------------------------------------

            ELECTRIC/GAS UTILITIES - MUNICIPAL
   33,300   New York State Power Authority
              Revenue & General Purpose Bond,
              Series 1998B                       6.05      2/15/2015      33,289
--------------------------------------------------------------------------------

            ESCROWED BONDS
   33,300   Los Angeles California Department
              Water & Power, RB, Series 2001-4   3.95      7/01/2034      33,300
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            HOSPITALS
  $14,400   Metrocrest Hospital Auth., CP (LOC)  3.79%     8/01/2008  $   14,306
      850   Metrocrest Hospital Auth., CP (LOC)  4.00      8/01/2008         850
--------------------------------------------------------------------------------
                                                                          15,156
--------------------------------------------------------------------------------

            OIL & GAS - REFINING/MANUFACTURING
   26,000   IDA of Gulf Coast, RB, Series
              1998 (LOC)                         3.88      8/01/2028      26,000
   45,000   IDB of the Parish of Calcasieu, LA,
              Inc., Environmental RB, Series
              1996, (LOC)                        4.02      7/01/2026      45,000
   17,215   Port Arthur, TX, Navigation District,
              RB, Series 1998 b                  3.75      6/01/2018      17,215
--------------------------------------------------------------------------------
                                                                          88,215
--------------------------------------------------------------------------------

            SPECIAL ASSESSMENT/TAX
   79,700   Anaheim, California, COP (LOC)       3.83     12/01/2022      79,700
--------------------------------------------------------------------------------
            Total put bonds (cost: $314,660)                             314,660
--------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (27.7%)

            ASSET-BACKED SECURITIES
   13,222   Capital One Funding Corp., Notes,
              Series 1995C (LOC)                 3.85     10/01/2015      13,222
   21,842   Capital One Funding Corp., Notes,
              Series 1996E (LOC)                 3.85      7/02/2018      21,842
   23,373   Cornerstone Funding Corp. I, Notes,
              Series 2000A (LOC)                 3.89      4/01/2020      23,373
   19,061   Cornerstone Funding Corp. I, Notes,
              Series 2000B (LOC)                 3.94      1/01/2021      19,061
--------------------------------------------------------------------------------
                                                                          77,498
--------------------------------------------------------------------------------

            AUTOMOBILES
    7,715   Columbus, GA, Development Auth.,
              RB (LOC)                           3.77      9/01/2013       7,715
--------------------------------------------------------------------------------

            AUTO PARTS
   15,000   Alabama IDA RB (Rehau Project) (LOC) 3.85     10/01/2019      15,000
   10,240   Bardstown, KY, RB, Series 1994 (LOC) 3.97      6/01/2024      10,240
   11,275   Bardstown, KY, RB, Series 1995 (LOC) 3.97      3/01/2025      11,275
--------------------------------------------------------------------------------
                                                                          36,515
--------------------------------------------------------------------------------

24

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            BEVERAGES - NONALCOHOLIC
  $20,000   T3 Holdings, Inc., Bonds, Series
              1998 (LOC)                         3.83%     5/01/2008  $   20,000
--------------------------------------------------------------------------------

            BROADCASTING - RADIO & TV
   36,100   New Jersey Economic Development
              Auth., RB, Series 1997A (NBGA) b   3.84     10/01/2021      36,100
--------------------------------------------------------------------------------

            ELECTRIC UTILITIES
   48,800   Sempra Energy Employee Stock
              Ownership Plan & Trust, Bonds,
              Series 1999A (NBGA) b              4.29     11/01/2014      48,800
--------------------------------------------------------------------------------

            ELECTRICAL EQUIPMENT
   14,000   Mississippi Business Finance Corp.,
              RB, Series 1998 b                  3.84      2/01/2023      14,000
--------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED
   16,290   KBL Capital Fund, Inc., Notes,
              Series A (LOC)                     3.84      5/01/2027      16,290
--------------------------------------------------------------------------------

            GAMING, LOTTERY, & PARI-MUTUEL COMPANIES
   21,000   Detroit, MI, Economic Development
              Corp., RB, Series 1999A (LOC)      3.84      5/01/2009      21,000
   41,830   Detroit, MI, Economic Development
              Corp., RB, Series 1999C (LOC)      3.86      5/01/2009      41,830
--------------------------------------------------------------------------------
                                                                          62,830
--------------------------------------------------------------------------------

            GENERAL OBLIGATIONS
   26,900   Community Development of National
              City, CA, Tax Allocation Bond,
              Series 2001A (LIQ) (INS) 2         3.92      8/01/2025      26,900
   13,445   San Bernardino County, CA, COP,
              (Glen Helen Project), Series
              1995D (LOC)                        3.86      3/01/2024      13,445
--------------------------------------------------------------------------------
                                                                          40,345
--------------------------------------------------------------------------------

            HEALTH CARE - DIVERSIFIED
   19,600   Bronson Lifestyle Improvement &
              Research Center, Notes, Series A
              (LOC)                              3.84      9/01/2030      19,600
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            HEALTH CARE - MISCELLANEOUS
  $15,000   B. Braun Medical Inc., Taxable Demand
              Revenue Notes, Series 2000 (LOC)   3.89%     2/01/2015  $   15,000
--------------------------------------------------------------------------------

            HEALTH CARE - SPECIALIZED SERVICES
   13,165   American Health Care Centers, Inc.,
              Notes, Series 1999 (LOC)           3.90      2/01/2019      13,165
      200   Mason City Clinic, P.C., IA, Bonds,
              Series 1992 (LOC)                  3.93      9/01/2022         200
    7,305   Navigator Ventures, L.L.C., Notes,
              Series 1997 (LOC)                  3.84      5/01/2027       7,305
--------------------------------------------------------------------------------
                                                                          20,670
--------------------------------------------------------------------------------

            HOME FURNISHINGS & APPLIANCES
   16,400   Mississippi Business Finance Corp.,
              RB (LOC)                           3.85      6/01/2015      16,400
--------------------------------------------------------------------------------

            HOSPITALS
   33,530   Crouse Health Hospital, Inc., RB,
              Series 1996 (LOC)                  5.20      7/01/2017      33,530
   15,100   Dome Corp., Bonds, Series 1991 (LOC) 3.89      8/31/2016      15,100
   17,600   Indiana Health Facility Financing
              Auth., RB, Series 1999B (LOC)      3.84      1/01/2019      17,600
   15,000   Infirmary Health Systems Special
              Care, RB, Series 2000B (LOC)       3.85      1/01/2024      15,000
--------------------------------------------------------------------------------
                                                                          81,230
--------------------------------------------------------------------------------

            LEISURE TIME
   12,670   Greenville, SC, Memorial Auditorium
              District Public Facilities COP,
              Series 1996C (LOC)                 4.04      9/01/2014      12,670
--------------------------------------------------------------------------------

            LODGING/HOTEL
   15,650   Central Michigan Inns, RB, Series
              1998A (LOC)                        3.95     11/01/2028      15,650
    4,300   Sojourn Projects, Taxable Demand
              Notes, Series 2000 (LOC)           3.95      9/01/2022       4,300
--------------------------------------------------------------------------------
                                                                          19,950
--------------------------------------------------------------------------------

26

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            MANUFACTURING - SPECIALIZED
  $12,340   Loma Co. L.L.C. Floating Rate, Option
              Notes (LOC)                        3.85%    12/01/2008  $   12,340
   11,845   Savannah, GA, Economic Development
              Auth., RB, Series 1998 (LOC)       3.78      6/01/2018      11,845
    8,640   Southland Tube, Inc., Notes,
              Series 1999 (LOC)                  3.76      6/01/2010       8,640
   13,930   Sterling Pipe & Tube Inc., Taxable
              Demand Notes, Series 2000 (LOC)    3.87     11/01/2012      13,930
--------------------------------------------------------------------------------
                                                                          46,755
--------------------------------------------------------------------------------

            MULTIFAMILY HOUSING
   11,720   Arbor Station IV, L.L.C., Notes,
              Series 1999A (LOC)                 3.85      2/01/2024      11,720
   14,060   Arbor View II, L.L.C., Notes,
              Series 2001A (LOC)                 3.85      4/01/2028      14,060
--------------------------------------------------------------------------------
                                                                          25,780
--------------------------------------------------------------------------------

            NURSING/CONTINUING CARE CENTERS
   21,790   Chestnut Partnership, Bonds,
              Series 1999 (LOC)                  3.89      1/01/2029      21,790
   28,600   Lincolnwood Funding Corp., RB,
              Series 1995A (LOC)                 3.88      8/01/2015      28,600
    9,695   Missouri Health and Educational
              Facilities Auth., RB, Series
              1996B (LOC)                        3.89     12/01/2016       9,695
   25,000   Riderwood Village Inc., Notes,
              Series 2001 (LOC)                  3.91      7/01/2031      25,000
--------------------------------------------------------------------------------
                                                                          85,085
--------------------------------------------------------------------------------

            PAPER & FOREST PRODUCTS
   13,824   Bancroft Bag, Inc., Notes, Series
              1998 (LOC)                         3.90     11/01/2008      13,824
   13,370   Mac Papers, Inc., Demand Bonds (LOC) 3.89      8/03/2015      13,370
    8,760   Tim-Bar Corp., RB, Series 1998 (LOC) 3.94      9/01/2010       8,760
    9,100   Willacoochie, GA, Development Auth.,
              RB, Series 1997 (LOC)              3.83      5/01/2027       9,100
--------------------------------------------------------------------------------
                                                                          45,054
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            REAL ESTATE - OTHER
  $10,500   Cornerstone Funding Corp. I, Bonds,
              Series 2000C (LOC)                 3.89%    12/01/2020  $   10,500
   13,780   Dellagnese Properties L.L.C., Taxable
              Demand Notes, Series 2000 (LOC)    3.95     11/01/2025      13,780
   13,820   First Illinois Funding Corp. Project,
              RB, Series 1996 (LOC)              3.92      9/01/2026      13,820
   14,220   HGR-1, L.L.C., Notes, Series
              1996 (LOC)                         3.95      9/15/2046      14,220
   10,340   Houston County, GA, IDA, RB,
              Series 1997 (LOC)                  3.81      8/01/2012      10,340
   12,000   JPV Capital, L.L.C., Notes,
              Series 1999A (LOC)                 3.89     12/01/2039      12,000
   15,520   JPV Capital, L.L.C., Notes,
              Series 2001A (LOC)                 3.88      7/01/2041      15,520
   34,875   LAM Funding L.L.C., Notes, Series
              1997 (LOC)                         3.84     12/15/2027      34,875
   24,510   Mayfair At Great Neck, NY, Bonds,
              Series 1997 (LOC)                  3.89      1/01/2023      24,510
    6,650   Physicians Real Estate, L.L.P.,
              Notes, Series 1998 (LOC)           3.89      2/01/2018       6,650
   10,085   Pierce Memorial Baptist Home, Inc.,
              Bonds, Series 1999 (LOC)           3.89     10/01/2028      10,085
   11,060   PRA at Glenwood Hills Corporate
              Centre, L.L.C., Notes, Series 1997
              (LOC)                              3.84      8/01/2027      11,060
   13,010   Sbar Piperno Co., RB, Series
              1998 (LOC)                         3.89      9/01/2012      13,010
   22,800   SF Tarns L.L.C., RB, Series
              2000 (LOC)                         3.89     12/01/2025      22,800
    9,260   Shepherd Capital, L.L.C., Notes,
              Series 1997A (LOC)                 3.95      7/15/2047       9,260
--------------------------------------------------------------------------------
                                                                         222,430
--------------------------------------------------------------------------------

            RETAIL - DEPARTMENT STORES
   20,250   Belk, Inc., RB, Series 1998 (LOC)    3.89      7/01/2008      20,250
--------------------------------------------------------------------------------

            SINGLE-FAMILY HOUSING
   18,530   California Housing Finance Agency
              Home Mortgage, RB, Series 1998M
              (LIQ)(INS)1 (LOC)                  3.84      8/01/2023      18,530
--------------------------------------------------------------------------------

28

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            SPECIAL ASSESSMENT/TAX
  $24,400   County of Cuyahoga, OH, RB,
              Series 1992B (LOC)                 3.95%     6/01/2022  $   24,400
--------------------------------------------------------------------------------

            TEXTILES - HOME FURNISHINGS
   10,000   Alabama IDA, RB (Fieldcrest Project)
              (LOC)                              4.30      7/01/2021      10,000
--------------------------------------------------------------------------------

            WASTE MANAGEMENT
    9,200   Texas Disposal Systems, Inc., Notes,
              Series 2000 (LOC)                  3.90      5/01/2012       9,200
--------------------------------------------------------------------------------

            WATER/SEWER UTILITIES - MUNICIPAL
   18,040   Hesperia, CA, Public Financing Auth.,
              RB, Series 1998A (LOC)             4.79      6/01/2026      18,040
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $1,071,137)        1,071,137
--------------------------------------------------------------------------------

            ADJUSTABLE-RATE NOTES (24.9%)

            ASSET-BACKED SECURITIES
   40,000   Interstar Millenium Trust Notes,
              Series 2001-1E b                   3.83      4/23/2002      40,000
--------------------------------------------------------------------------------

            BANKS - MAJOR REGIONAL
   50,000   Credit Suisse First of Boston, MTN b 3.82      8/17/2001      50,000
   50,000   Keycorp, MTN                         3.81      3/28/2002      50,000
   30,000   National Bank of Commerce, MTN       3.83      7/18/2002      29,995
   75,000   Northern Rock plc, Notes b           3.83      2/12/2002      75,001
   20,000   SBAB, Euro MTN                       3.85      6/19/2002      19,996
   75,000   Washington Mutual Bank, Senior Global
              Notes, Series 5                    4.16      5/24/2006 d    75,003
--------------------------------------------------------------------------------
                                                                         299,995
--------------------------------------------------------------------------------

            BANKS - MONEY CENTER
   60,000   Macquarie Bank Ltd., Notes           4.06     11/27/2001      59,994
--------------------------------------------------------------------------------

            ELECTRIC UTILITIES
   36,000   Mississippi Power Co., Notes,
              Series C                           3.86      3/28/2002      35,999
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2001

PRINCIPAL                                    COUPON OR
   AMOUNT   SECURITY                     DISCOUNT RATE     MATURITY      VALUE
--------------------------------------------------------------------------------

            FINANCE - CONSUMER
  $68,000   American General Finance Corp., MTN,
              Series E                           4.15%     9/14/2001  $   68,020
   30,000   American Honda Finance Corp., MTN b  3.79      1/25/2002      30,000
   30,000   American Honda Finance Corp., MTN b  3.83      4/12/2002      29,998
   27,000   American Honda Finance Corp., MTN b  3.92      6/12/2002      27,000
   15,000   American Honda Finance Corp., MTN b  3.77      7/16/2002      15,000
   20,000   Countrywide Funding Corp., MTN,
              Series I                           4.27      5/16/2002      20,000
   50,000   Countrywide Home Loan, MTN,
              Series I                           4.41      2/01/2002      49,993
   29,000   Homeside Lending, Inc., MTN          4.08      4/09/2002      29,050
   25,000   Household Finance Corp., MTN         3.99     12/07/2001      25,000
   40,000   Household Finance Corp., MTN         3.91     10/25/2001      40,010
   35,000   Household Finance Corp., MTN         3.86      3/27/2002      35,035
--------------------------------------------------------------------------------
                                                                         369,106
--------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED
   50,000   CIT Group, Inc., MTN                 4.42     11/02/2001      50,000
   35,000   CIT Group, Inc., MTN                 3.96      1/18/2002      35,000
--------------------------------------------------------------------------------
                                                                          85,000
--------------------------------------------------------------------------------

            TELEPHONES
   75,000   Verizon Global Funding, CP a,b       3.74      3/20/2002      74,977
--------------------------------------------------------------------------------
            Total adjustable-rate notes (cost: $965,071)                 965,071
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $3,854,017)                      $3,854,017
================================================================================

30

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA MONEY MARKET FUND
JULY 31, 2001

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

   Banks - Major Regional                           14.2%
   Finance - Consumer                               11.9
   Asset-Backed Securities                           9.5
   Real Estate - Other                               5.8
   Electric Utilities                                5.3
   Banks - Money Center                              4.9
   Health Care - HMOs                                4.7
   Finance - Diversified                             4.4
   Health Care - Diversified                         3.1
   Special Assessment/Tax                            2.7
   Manufacturing - Diversified Industries            2.6
   Hospitals                                         2.5
   Oil & Gas - Refining/Manufacturing                2.3
   Nursing/Continuing Care Centers                   2.2
   Electric/Gas Utilities - Municipal                2.1
   Insurance Brokers                                 2.1
   Services - Computer Systems                       2.1
   Telephones                                        1.9
   Gaming, Lottery, & Pari-mutuel Companies          1.6
   Natural Gas Utilities                             1.3
   Manufacturing - Specialized                       1.2
   Paper & Forest Products                           1.2
   General Obligations                               1.0
   Other                                             9.0
                                                    ----
   Total                                            99.6%
                                                    ====

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

          (b) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.



          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS
                          (continued)


USAA MONEY MARKET FUND
JULY 31, 2001


          (c) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. At July 31, 2001, these securities represented 2.3% of the Fund's net assets.

          (d) Security provides the option to sell to the issuer at specific dates prior to final maturity.


          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA MONEY MARKET FUND
JULY 31, 2001


ASSETS

   Investments in securities                                         $3,854,017
   Cash                                                                   9,785
   Receivables:
      Capital shares sold                                                 6,252
      Interest                                                           17,578
   Prepaid expense                                                          227
                                                                     ----------
         Total assets                                                 3,887,859
                                                                     ----------

LIABILITIES

   Capital shares redeemed                                               17,840
   USAA Investment Management Company                                       791
   USAA Transfer Agency Company                                             538
   Accounts payable and accrued expenses                                    636
   Dividends on capital shares                                              263
                                                                     ----------
         Total liabilities                                               20,068
                                                                     ----------
            Net assets applicable to capital shares outstanding      $3,867,791
                                                                     ==========

REPRESENTED BY:

   Paid-in capital                                                   $3,867,791
                                                                     ==========
   Capital shares outstanding                                         3,867,791
                                                                     ==========
   Authorized shares of $.01 par value                                9,700,000
                                                                     ==========
   Net asset value, redemption price, and offering price per share   $     1.00
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)


USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2001


NET INVESTMENT INCOME

   Interest income                                                     $215,891
                                                                       --------

   Expenses:
      Management fees                                                     8,853
      Transfer agent's fees                                               6,185
      Custodian's fees                                                      921
      Postage                                                               875
      Shareholder reporting fees                                            548
      Directors' fees                                                         4
      Registration fees                                                     209
      Professional fees                                                      84
      Insurance                                                             510
      Other                                                                  55
                                                                       --------
         Total expenses                                                  18,244
      Expenses reimbursed                                                  (191)
      Expenses paid indirectly                                              (12)
                                                                       --------
         Net expenses                                                    18,041
                                                                       --------
            Net investment income                                      $197,850
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,


                                                       2001            2000
                                                    --------------------------

FROM OPERATIONS

   Net investment income                            $   197,850    $   179,521
                                                    --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                               (197,850)      (179,521)
                                                    --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                          5,006,430      5,546,163
   Reinvested dividends                                 192,328        173,763
   Cost of shares redeemed                           (4,758,787)    (5,303,119)
                                                    --------------------------
      Increase in net assets from capital
         share transactions                             439,971        416,807
                                                    --------------------------
Net increase in net assets                              439,971        416,807

NET ASSETS

   Beginning of period                                3,427,820      3,011,013
                                                    --------------------------
   End of period                                    $ 3,867,791    $ 3,427,820
                                                    ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                        5,006,430      5,546,163
   Shares issued for dividends reinvested               192,328        173,763
   Shares redeemed                                   (4,758,787)    (5,303,119)
                                                    --------------------------
      Increase in shares outstanding                    439,971        416,807
                                                    ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA MONEY MARKET FUND
JULY 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1.   Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                    at  amortized  cost,   which   approximates   market  value.
                    Repurchase agreements are valued at cost.

               2. Securities that cannot be valued by the methods set forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA MONEY MARKET FUND
JULY 31, 2001


          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

          D. PREPAID EXPENSE - The Fund, along with other USAA money market funds, is covered under an insurance policy issued by ICIM Reinsurance Company on December 1, 2000. The purpose of this coverage is to protect the Fund against bond defaults and similar events that could negatively affect the value of portfolio securities of money market funds. The Fund amortizes the insurance premium over the life of the policy.

          E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $12,000.

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA MONEY MARKET FUND
JULY 31, 2001


          Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities for
          the   year   ended   July   31,   2001,   were   $21,665,820,000   and
          $21,284,870,000, respectively.

          The  cost  of   securities   for  federal   income  tax  purposes  was
          $3,854,017,000.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA MONEY MARKET FUND
JULY 31, 2001


(5) TRANSACTIONS WITH MANAGER

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.24% of its average net assets.

               Effective December 1, 2000, the Manager terminated the voluntary agreement to limit the annual expenses of the Fund to 0.46% of its annual average net assets. The statement of operations for the year ended July 31, 2001, reflects a waiver of a portion of management fees up to the date of termination of the agreement.

          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.10% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $28.50. Effective August 1, 2001, the annual charge per account is $25.50.

40

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA MONEY MARKET FUND
JULY 31, 2001


          D.   UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2001, the Association and its affiliates owned 3,593,000 shares (0.09%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA MONEY MARKET FUND
JULY 31, 2001


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                                              YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------
                                     2001            2000            1999            1998           1997
                               --------------------------------------------------------------------------
Net asset value at
   beginning of period         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
Net investment income                 .05             .05             .05             .05             .05
Distributions from net
   investment income                 (.05)           (.05)           (.05)           (.05)           (.05)
                               --------------------------------------------------------------------------
Net asset value at
   end of period               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                               ==========================================================================
Total return (%) *                   5.54            5.66            4.95            5.45            5.28
Net assets at end
   of period (000)             $3,867,791      $3,427,820      $3,011,013      $2,491,473      $2,161,691
Ratio of expenses to
   average net assets (%)             .49a,c          .46b            .45             .45             .45
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)                 .49a,c          .48             .48             .48             .49
Ratio of net investment
   income to average
   net assets (%)                    5.36            5.56            4.83            5.32            5.16

 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets. Prior to December 1, 1999, the
    Manager voluntarily agreed to limit the ratio to 0.45% of the Fund's average annual net assets.
(c) Reflects total expenses prior to any custodian fee offset arrangement.


42

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               LEGAL COUNSEL    Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL    1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS    USAA.COM

                                                                        Recycled
                                                                           Paper

[USAA logo appears here.] WE KNOW WHAT IT MEANS TO SERVE.(R)
                         -------------------------------------------------------
                         INSURANCE - BANKING - INVESTMENTS - MEMBER SERVICES


23427-0901                                   (C)2001, USAA. All rights reserved.